Significant Accounting Policies - Schedule of Loss from Continuing Operations before Income Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Loss from Continuing Operations before Income Tax [Line Items]
Total operating expenses	¥ 185,301	$ 26,498	¥ 188,589	¥ 240,030
Less: revenues from the discontinued operations				20,690
Revenues from the continuing operations	185,301	26,498	188,589	219,340
Income (Loss) from continuing operations before income tax	50,457	7,214	(41,298)	49,016
Vocational education [Member]
Schedule of Loss from Continuing Operations before Income Tax [Line Items]
Total operating expenses	7,486	1,070	6,834	19,800
HR recruitment [Member]
Schedule of Loss from Continuing Operations before Income Tax [Line Items]
Total operating expenses	8,644	1,236	9,887	11,527
Employee management [Member]
Schedule of Loss from Continuing Operations before Income Tax [Line Items]
Total operating expenses	168,157	24,046	136,814	193,383
Market service [Member]
Schedule of Loss from Continuing Operations before Income Tax [Line Items]
Total operating expenses	¥ 1,014	$ 146	¥ 35,054	¥ 15,320